Condensed Consolidated Balance Sheet Components	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Regulated Operations [Abstract]
Condensed Consolidated Balance Sheet Components
5.	Condensed Consolidated Balance Sheet Components

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	March 31,	December 31,
	2022	2021

Prepaid expenses	$3,702	$3,162
Other current assets	2,468	1,986
Prepaid expenses and other current assets	$6,170	$5,148

Property and Equipment, Net

Property and equipment, net consisted of the following:

	March 31,	December 31,
	2022	2021

Computer equipment	$335	$336
Furniture and fixtures	632	621
Leasehold improvements	415	320
Total property and equipment	$1,382	$1,277
Less: accumulated depreciation	(847)	(780)
Property and equipment, net	$535	$497

For the three months ended March 31, 2022 and 2021, the Company recorded depreciation expense related to property and equipment amounting to $68 and $128, respectively.

Internal-Use Software, Net

Capitalized internal-use software consists of the following:

	March 31,	December 31,
	2022	2021

Capitalized internal-use software	$4,734	$2,860
Less: Accumulated amortization	(253)	(169)
Total capitalized internal-use software	$4,481	$2,691

For the three months ended March 31, 2022 and 2021, the Company recorded amortization expense on capitalized internal-use software placed in service amounting to $84 and $20, respectively.

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	March 31,	December 31,
	2022	2021

Accrued professional services	$1,527	$1,798
Accrued payments related to acquisitions and financing	337	1,134
Accrued taxes and deferred tax liabilities	1,304	1,421
Common stock unvested liability	1,690	786
Other current liabilities	3,225	3,204
Total	$8,083	$8,343

4.	Consolidated Balance Sheet Components

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2021	2020
Prepaid expenses	$3,162	$2,707
Loans receivable from equity method investment, current	—	62
Other current assets	1,986	1,377
Prepaid expenses and other current assets	$5,148	$4,146

Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of December 31,
	2021	2020
Computer equipment	$336	$336
Furniture and fixtures	621	621
Leasehold improvements	320	320
Total property and equipment	$1,277	$1,277
Less: Accumulated depreciation	(780)	(380)
Property and equipment, net	$497	$897

For the years ended December 31, 2021 and December 31, 2020, the Company recorded depreciation expense related to property and equipment amounting to $400 and $198, respectively.

Internal-Use Software, Net

Capitalized internal-use software consists of the following:

	As of December 31,
	2021	2020
Capitalized internal-use software	$2,860	$1,592
Less: Accumulated amortization	(169)	(17)
Total capitalized internal-use software	$2,691	$1,575

For the years ended December 31, 2021 and December 31, 2020, the Company recorded amortization expense on capitalized internal-use software placed in service amounting to $152 and $17, respectively.

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2021	2020
Accrued professional services	$1,798	$656
Accrued payments related to acquisitions and financing	1,134	3,565
Accrued taxes and deferred tax liabilities	1,421	283
Early exercise liability	786	36
Other current liabilities	3,204	2,748
Total	$8,343	$7,288